Trade receivables	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Trade Receivables
14	Trade Receivables

(in thousands)	December 31, 2019	December 31, 2018
Trade receivables	€11,913	€18,938
Total	€11,913	€18,938

Trade receivables are non-interest bearing and are generally due on terms of 20 to 30 days. As described in Note 12.6, expected credit loss for trade receivables is immaterial.